Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 2,170.5	€ 2,120.3
Listing and share transaction costs	(25.0)	(24.9)
Total net share capital and capital reserve	2,145.5	2,095.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	2,159.9	2,109.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 10.6	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	196,729,176	194,542,957
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	1,500,000	1,500,000